Revenues (Tables)	6 Months Ended
Jun. 30, 2019
Revenues
Schedule of revenues

	For the three months ended		For the six months ended
	June 30, 2018	June 30, 2019	June 30, 2018	June 30, 2019
Revenues from time charters	90,569	90,509	189,905	180,696
Revenues from the Cool Pool	1,516	1,296	1,516	4,994
Total	92,085	91,805	191,421	185,690